Adoption of new accounting pronouncements	12 Months Ended
Oct. 31, 2020
Disclosure Of Adoption Of New Accounting Pronouncements [Abstract]
Adoption of new accounting pronouncements [Text Block]

5. Adoption of new accounting pronouncements

(a) IFRS 16 Leases

IFRS 16 replaces the previous guidance on leases. This standard provides a single recognition and measurement model to be applied by lessees to leases, with required recognition of assets and liabilities for most leases. This standard is effective for annual periods beginning on or after January 1, 2019, with early adoption permitted. The Company has adopted this new standard as of its effective date, in accordance with the transitional provisions specified in IFRS 16. The Company has applied the following practical expedients:

(i) The Company applied the simplified transition approach and did not restate comparative information. As a result, the Company recognized the cumulative effect of initially applying IFRS 16 as an adjustment to the accumulated deficit as at November 1, 2019.

(ii) The Company elected to apply IFRS 16 only to contracts that were previously identified as leases. Contracts that were not identified as leases under IAS 17 and IFRIC 4 - Determining whether an arrangement contains a lease, were not reassessed for whether there is a lease. The Company applied the definition of a lease under IFRS 16 to contracts entered into or changed on or after November 1, 2019.

(iii) The present value of remaining minimum lease payments is capitalized as an asset and offsetting lease liability recognized. As the interest rate implicit in the lease cannot be readily determined, management applied the Company's incremental borrowing rate (based on recent non-convertible debentures) of 24% per annum as the discount rate.

In accordance with the practical expedients applied, the Company has recognized lease liabilities and right-of-use assets at the date of initial application for leases previously classified as operating leases in accordance with IAS 17. There were no onerous lease contracts that would have required an adjustment to the right-of-use assets at the date of initial application. The Company has no short term leases.

The change in accounting policy had the following impact on the statement of financial position:

		As at November 1, 2019
		Previously	Impacts from	Restated
		stated	adoption
Impact of IFRS 16 on statement of financial position

Right-of-use asset	Note 7	—	74,307	74,307

Current lease liability	Note 9	—	36,442	36,442

Non-current lease liability	Note 9	—	37,865	37,865

The following is the Company's policy for accounting for lease contracts in accordance with IFRS 16:

At the inception of a contract, the Company assesses whether a contract is, or contains a lease. A contract is, or contains a lease if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. The Company recognizes a right-of-use asset and a lease liability at the commencement date of the lease. The right-of-use asset is initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred and an estimate of costs to dismantle and remove the underlying asset, less any lease incentives received. The right-of-use asset is subsequently depreciated using the straight-line method from the commencement date to the earlier of the end of the useful life of the right-of-use asset or the end of the lease term. In addition, the right-of-use assets are adjusted for impairment losses, if any. The estimated useful lives and recoverable amounts of right-of-use assets are determined on the same basis as those of property and equipment. The lease liability is initially measured at the present value of the lease payments that are not paid at the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate currently set at 24%. The lease liability is subsequently measured at amortized cost using the effective interest method. The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases (lease term of 12 months or less) and leases for which the underlying asset is of low value as there are none. The Company recognizes the lease payments associated with these leases as an expense on a straight-line basis over the lease term.

(b) IFRIC 23 Uncertainty over income tax treatments

IFRIC 23 clarifies the application of recognition and measurement requirements in IAS 12, Income Taxes, when there is uncertainty over income tax treatments. It specifically addresses whether an entity considers each tax treatment independently or collectively, the assumptions an entity makes about the examination of tax treatments by taxation authorities, how an entity determines taxable profit (tax loss), tax bases, unused tax losses, unused tax credits and tax rates, and how an entity considers changes in facts and circumstances. IFRIC 23 became effective for the annual periods beginning on or after January 1, 2019, with earlier application permitted. The Company has adopted this interpretation as of its effective date and assessed no significant impact as a result of the adoption of this interpretation.